Note 10 - Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes Tables
EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]
	2025	2024
Net assets available for benefits per financial statements	$67,605,048	$60,614,812
Add: Excess contributions payable	38,890	27,200
Less: Employer contribution receivable	-	(14,937)
Net Assets available for benefits per Form 5500	$67,643,938	$60,627,075
Net increase in net assets available for benefits per financial statements	$6,990,236
Add: Current year excess contributions payable	38,890
Less: Prior year excess contributions payable	(27,200)
Add: Prior year employer contribution receivable	14,937
Less: Current year employer contribution receivable	-
Net increase in net assets available for benefits per Form 5500	$7,016,863